SHARE CAPITAL (Details)			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2011 Issuance to Selling Shareholders of Motel 168 [Member] USD ($)	Sep. 30, 2011 Issuance to Selling Shareholders of Motel 168 [Member] CNY	Sep. 30, 2011 Issuance to Selling Shareholders of Motel 168 [Member] Ordinary Shares [Member] USD ($)	Sep. 30, 2011 Issuance to Selling Shareholders of Motel 168 [Member] ADS [Member] USD ($)
Class of Stock [Line Items]
Shares authorized, value	$ 1,000,000	$ 1,000,000
Shares authorized, number of shares	200,000,000	200,000,000
Shares newly issued, value			105,008,000
Shares newly issued, number of shares					8,146,616
Shares newly issued, price (in US dollars per share)					$ 12.885	$ 25.77
Total value of capital issued				667,314,000